STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenues:
Salaries and benefits	$ 432	$ 238	$ 514
Materials and sub-contractors	1,260	671	253
Total cost of revenues	1,692	909	767
Research and development, net:
Salaries and benefits	9,862	11,545	10,841
Share-based compensation	764	593	1,348
Materials and sub-contractors	6,349	5,514	5,709
Plant growth and greenhouse maintenance	744	839	802
Office maintenance	639	437	682
Depreciation and amortization	2,549	2,540	2,234
Loss (Gain) from derecognition of property, plant and equipment	(26)	0	121
Participation in respect of government grants	(143)	(726)	(658)
Other	39	50	46
Research and development expenses	20,777	20,792	21,125
Sales and marketing
Salaries and benefits	1,996	2,475	1,424
Share-based compensation	595	323	574
Subcontractors and professional fees	855	883	554
Travel	142	76	39
Legal	10	120	87
Other	13	56	60
Total sales and marketing	3,611	3,933	2,738
General and administrative:
Salaries and benefits	2,902	2,929	2,866
Share-based compensation	518	270	687
Professional fees	2,281	2,876	3,484
Other	367	407	216
General and administrative expenses	6,068	6,482	7,253
Financing income:
Exchange differences	167	319	1,525
Interest income	1,248	182	291
Financial income in respect of government grants	26	15	0
Change in the fair value of marketable securities	45	0	119
Financing income	1,486	516	1,935
Financing expenses:
Bank expenses and commissions	56	76	88
Exchange differences	412	2,060	460
Change in the fair value of marketable securities	0	721	181
Revaluation of pre-funded warrants	0	0	212
Lease liability interest	115	165	315
Revaluation of convertible SAFE	254	114	0
Financial expenses in respect of government grants	128	193	158
Total financing expenses	$ 965	$ 3,329	$ 1,414